Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Transactions with Perenco
Net revenues: The transactions with Perenco during the year ended December 31, 2025 consists of the following:

(in thousands of $)	2025
Liquefaction services	155,269
Vessel operating expense	(3,012)
Total	152,257
(1) Liquefaction services – This primarily relate to services invoiced under the LTA (note 7). For the year ended December 31, 2025, net revenues from Perenco recognized subsequent to June 30, 2025 totaled $155.3 million and are presented within multiple line items in the consolidated statements of operations. Of this amount, $123.4 million is included in “Liquefaction services revenue”, $29.8 million is included in “Realized and unrealized (loss)/gain on oil and gas derivative instruments”, and $2.1 million is included in “Other operating (loss)/income”.
(2) Vessel operating expense – Expenses incurred subsequent to June 30, 2025 under the Tug Sharing Agreement relate to a chartered tug provided by Perenco to support the our offshore operations in Cameroon, including the transportation of personnel and equipment. The tug is shared between the parties subject to operational requirements. These costs are presented within “Vessel operating expenses” in the consolidated statements of operations.

Receivables: The balances with Perenco as of December 31, 2025 consisted of the following:

(in thousands of $)	2025
Balance due from Perenco (liquefaction services)	23,228
Balance due to Perenco (vessel operating expenses)	3,012

Transactions with existing related parties
Net revenues/(expenses): The transactions with related parties for the years ended December 31, 2025, 2024 and 2023 consisted of the following:

(in thousands of $)	2025	2024	2023
FFH (1)	994	691	—
Higas (2)	(6,808)	54	—
Magni Partners (3)	(5)	(22)	(10)
Avenir (4)	—	374	339
Total	(5,819)	1,097	329

Receivables: The balances with related parties as of December 31, 2025 and 2024 consisted of the following:

(in thousands of $)	2025	2024
Higas (2)	1,691	6,006
FFH (1)	—	18,621
Avenir (4)	—	1,733
Total	1,691	26,360
(1) FFH - In August 2024, we granted a shareholder loan to FFH, through Gimi MS, for a maximum amount of $20.0 million to enable FFH to fund its portion of Gimi MS’s funding requirements. The shareholder loan carried an interest rate of 12% per annum, compounded monthly, which increased to 22% per annum effective January 1, 2025. The loan generated accrued interest income of $1.0 million and $0.7 million for the period from January 1, 2025 to March 28, 2025 and for the year ended December 31, 2024, respectively. On March 28, 2025, FFH repaid the shareholder loan and accrued interest in full.
(2) Higas - We hold a 25% equity interest in Higas, which is accounted for as an equity method investment (note 15). Amounts due from Higas relate to a revolving shareholder loan. In November 2024, Avenir divested its ownership of the LNG storage terminal in Sardinia, by creating a new entity, Higas. The loan was novated from Avenir to Higas under the same terms, with the maturity extended to February 2027. Additionally in 2024, we provided an additional shareholder loan commitment of $1.25 million to Higas which was amended in July 2025 to reflect an additional $1.75 million commitment. As of December 31, 2025, $0.5 million remained undrawn under the facility.
During the year ended December 31, 2025, Higas entered into a financial restructuring process pursuant to Article 56 of the Italian Business Crisis and Insolvency Code which required the implementation of a recapitalization plan. To enhance the equity position of Higas, together with the other shareholders, we waived our proportionate shareholder loan principal amounting to $7.1 million. The waiver is included in “Other operating (loss)/income” in the consolidated statements of operations. The outstanding balance under this shareholder loan is presented as “non-current amounts due from related parties” in the consolidated balance sheets. Interest income generated under the facility totaled $0.3 million and $0.1 million for the years ended December 31, 2025 and 2024, respectively.
(3) Magni Partners - Tor Olav Trøim is the founder of, and partner in, Magni Partners (Bermuda) Limited (“Magni Partners”), a privately held Bermuda company, and is the ultimate beneficial owner of the company. Receivables and payables from Magni Partners relate primarily to the reimbursement, at cost and without mark-up, of personnel costs and certain out-of-pocket expenses, including travel and accommodation incurred by Magni Partners in providing advisory and management services to Golar.
(4) Avenir - Amounts due from Avenir as of December 31, 2024 relate to unpaid debt guarantee fees associated with the shareholder loan, which was novated to Higas in November 2024. Following the novation, the remaining receivable from Avenir pertain to unpaid debt guarantee fees. Following the divestment of our shares in Avenir in February 2025, Avenir is no longer a related party (note 15). Accordingly, as of December 31, 2025, amounts due from Avenir, relating to unpaid debt guarantee fees, have been presented as “Other current assets” in the consolidated balance sheets.